Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents (Note 2(e))	$ 276,002	$ 143,922
Restricted cash (Note 2(e))	8,856	4,998
Accounts receivable, net (Note 3)	20,978	8,249
Inventories (Note 6)	21,365	10,455
Due from related parties (Note 3)	0	1,623
Fair value of derivatives (Notes 19 and 20)	0	460
Insurance claims receivable	3,970	883
Time charter assumed (Note 13)	198	191
Accrued charter revenue (Note 13)	7,361	0
Prepayments and other assets	8,595	8,853
Vessels held for sale (Note 7)	78,799	12,416
Total current assets	426,124	192,050
FIXED ASSETS, NET:
Right-of-use assets (Note 12)	191,303	199,098
Vessels and advances, net (Note 7)	3,650,192	2,450,510
Total fixed assets, net	3,841,495	2,649,608
OTHER NON-CURRENT ASSETS:
Equity method investments (Notes 2 and 10)	19,872	78,227
Accounts receivable, net, non-current (Note 3)	5,076	3,896
Deferred charges, net (Note 8)	31,859	27,682
Restricted cash, non-current (Note 2(e))	68,670	42,976
Time charter assumed, non-current (Note 13)	667	839
Accrued charter revenue, non-current (Note 13)	8,183	0
Fair value of derivatives, non-current (Notes 19 and 20)	3,429	0
Debt securities, held to maturity (Net of allowance for credit losses of $569 as of December 31, 2020) (Note 5)	0	6,813
Other non-current assets (Note 5)	1,666	8,425
Total assets	4,407,041	3,010,516
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 11)	272,365	147,137
Accounts payable	18,865	7,582
Due to related parties (Note 3)	1,694	432
Finance lease liabilities, net (Note 12)	16,676	16,495
Accrued liabilities	27,304	17,621
Unearned revenue (Note 13)	23,830	11,893
Fair value of derivatives (Notes 19 and 20)	6,876	3,440
Other current liabilities	2,417	2,374
Total current liabilities	370,027	206,974
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 11)	2,169,718	1,305,076
Finance lease liabilities, net of current portion (Note 12)	99,689	116,366
Fair value of derivatives, non-current portion (Notes 19 and 20)	7,841	3,653
Unearned revenue, net of current portion (Note 13)	33,867	29,627
Total non-current liabilities	2,311,115	1,454,722
COMMITMENTS AND CONTINGENCIES (Note 14)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock (Note 15)	0	0
Common stock (Note 15)	12	12
Additional paid-in capital (Note 15)	1,386,636	1,366,486
Retained earnings / (Accumulated deficit)	341,482	(9,721)
Accumulated other comprehensive loss (Notes 19 and 21)	(2,231)	(7,957)
Total stockholders' equity	1,725,899	1,348,820
Total liabilities and stockholders' equity	$ 4,407,041	$ 3,010,516